Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [abstract]
Trade receivables	$ 4,417	$ 3,987
GST receivable	32	35
Other	18	10
Trade and Other Receivables	$ 4,467	$ 4,032